Employee compensation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 22,714	$ 18,026	$ 44,589	$ 32,966
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,117	3,167	8,276	5,952
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	3,381	2,836	6,746	5,131
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	10,406	7,800	20,113	14,378
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 4,810	$ 4,223	$ 9,454	$ 7,505